Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term securities
Current securities	$ 18,497	$ 14,174
Long-term securities
Long-term securities	3,721	3,809
Equity
Short-term securities
Securities at FVTPL, publicly traded	2,509	1,822
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	3,721	3,809
Investment funds
Short-term securities
Securities at FVTPL, unlisted	4,096	112
Debt securities
Short-term securities
Securities at FVTPL, publicly traded	0	2,403
Securities at FVTPL, unlisted	873	1,018
Securities at FVTOCI, publicly traded	11,019	8,819
Sovereign bonds issued by a government
Long-term securities
Debt securities at FVOCI	$ 10,845	$ 7,206
Sovereign bonds, Percent on total short-term securities	59.00%	51.00%